Consolidated Condensed Interim Statements of Cash Flows (Unaudited)	9 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from (used in) operating activities
Loss for the period	$ (11,711,219)	$ (11,183,938)
Items not affecting cash
Allowance for credit losses	314,110	209,995
Depreciation	1,354,233	816,550
Share-based payments	1,377,885	3,177,449
Accretion and accrued interest	263,422	171,311
Gain on disposal of equipment	0	(72,867)
Impairment of finance lease receivable	423,627	0
Cash flow used in operating activities before changes in working capital	(7,977,942)	(6,881,500)
Changes in working capital:
Accounts receivable	6,614,903	(4,862,151)
Inventory	9,389,526	(13,334,969)
Prepaids and deposits	(696,813)	198,426
Finance lease receivables	74,926	244,927
Accounts payable and accrued liabilities	(4,979,676)	5,190,276
Deferred revenue	728,682	6,014,238
Warranty liability	627,638	716,704
Total cash flows from (used in) operating activities	3,781,244	(12,714,049)
Cash flows from (used in) investing activities
Proceeds from disposal of property and equipment, net of fees	0	874,184
Purchase of property and equipment	(291,249)	(222,232)
Restricted deposit	(400,000)	0
Acquisition of assets from Lion Truck Body Inc.	0	(215,000)
Total cash flows from (used in) investing activities	(691,249)	436,952
Cash flows from (used in) financing activities
(Repayment of) / loans from related parties	(449,400)	3,202,156
Proceeds from (repayment of) line of credit	1,074,359	2,211,892
Payments on lease liabilities	(789,796)	(164,561)
Promissory note receivable	30,111	0
Repayment of other liabilities	(6,424)	0
Proceeds from issuance of common shares	520,892	1,100,145
Equity offering costs	(14,904)	(86,005)
Proceeds from exercise of stock options	172,582	8,761
Term loan	(968)	0
Total cash flows from (used in) financing activities	536,452	6,272,388
Foreign exchange on cash	(265,440)	(273,978)
Net increase (decrease) in cash	3,361,007	(6,278,686)
Cash, beginning of period	600,402	6,888,322
Cash, end of period	$ 3,961,409	$ 609,636